Lines of Credit and Debt (Schedule of Maturities of Long-Term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instruments [Abstract]
2017	$ 0
2018	0
2019	476,214
2020	0
2021	262,371
thereafter	328,511
Total long-term debt	$ 1,067,096	$ 1,049,026